Property And Equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Property And Equipment
NOTE 6: -	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:
Office furniture and equipment	$2,698	$2,683
Computers and electronic equipment	17,866	18,204
Leasehold improvements	3,432	3,204

	23,996	24,091
Accumulated depreciation:
Office furniture and equipment	1,407	1,615
Computers and manufacturing equipment	15,303	16,520
Leasehold improvements	2,460	2,518

	19,170	20,653

Depreciated cost	$4,826	$3,438

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 3,290, $ 2,683 and $ 1,736, respectively.

During 2012, the Company recorded disposals and sales of property and equipment in the amount of $ 682 and accumulated depreciation in the amount of $ 235.